Property and Equipment, Net (Details) - Schedule of Property and Equipment Consist - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Property and Equipment Consist [Line Items]
Less: accumulated depreciation	$ (74)	$ (51)
Property and equipment, net	150	32
Leasehold Improvement [Member]
Schedule of Property and Equipment Consist [Line Items]
Property and equipment, gross	106	33
Computers Equipment [Member]
Schedule of Property and Equipment Consist [Line Items]
Property and equipment, gross	64	41
Furniture and Fixtures [Member]
Schedule of Property and Equipment Consist [Line Items]
Property and equipment, gross	48	6
Office Equipment [Member]
Schedule of Property and Equipment Consist [Line Items]
Property and equipment, gross	$ 6	$ 3